INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS [Abstract]
Summary of Company's Investments

	As of
	December 31, 2023	December 31, 2022
Equity method investments (1)	$59,655	$54,947
Nonmarketable equity investments without readily determinable fair values	18,748	6,659
Nonmarketable equity investments with readily determinable fair values	83	—

Total investment securities	$78,486	$61,606

(1)
The book value of one equity method investment exceeded the Company’s percentage ownership share of their underlying net assets by $
27.7
million as of December 31, 2023. The book value of one equity method investment exceeded the Company’s percentage ownership share of the underlying net assets by $
26.5
million as of December 31, 2022. The basis differences, primarily resulting from acquisition purchase price step-ups on the investments, are accounted for as goodwill (as a component of the investment), which is not tested for impairment separately. Instead, the investments are tested if there are indicators of an other-than-temporary decline in carrying value.